INVESCO SENIOR INCOME TRUST

STATEMENT ESTABLISHING AND FIXING THE

RIGHTS AND PREFERENCES OF SERIES A

PREFERRED SHARES

(VVR SERIES A)

i

	(g)	Deposit with the Tender and Paying Agent; Series A Shares for Which Notice of Redemption Has Been Given Are No Longer Outstanding	13
	(h)	Compliance With Applicable Law	14
	(i)	Only Whole Series A Shares May Be Redeemed	14
	(j)	Modification of Redemption Procedures	14
	(k)	Term Redemption Liquidity Account and Liquidity Requirement	14

10.	Liquidation Rights		15

	(a)	Distributions Upon Liquidation	15
	(b)	Pro Rata Distributions	15
	(c)	Rights of Junior Shares	16
	(d)	Certain Events Not Constituting Liquidation	16

11.	Miscellaneous		16

	(a)	Amendment of or Supplements to this Statement	16
	(b)	No Fractional Shares	16
	(c)	Status of Series A Shares Redeemed, Exchanged or Otherwise Acquired by the Fund	16
	(d)	Treatment of Series A Shares as Stock	16
	(e)	Board May Resolve Ambiguities	17
	(f)	Headings Not Determinative	17
	(g)	Notices	17
	(h)	Applicable Law Restrictions	17

12.	Transfers		17

13.	Global Certificate		17

14.	Termination		17

APPENDIX A: Supplement Initially Designating the Variable Rate Demand Mode for the Series A Preferred Shares

ii

INVESCO SENIOR INCOME TRUST

STATEMENT ESTABLISHING AND FIXING THE

RIGHTS AND PREFERENCES OF SERIES A

PREFERRED SHARES

INVESCO SENIOR INCOME TRUST, a Delaware statutory trust (the “Fund”), hereby certifies that: FIRST: Pursuant to authority expressly vested in the Board of Trustees of the Fund by Article II of the

Fund’s Fourth Amended and Restated Agreement and Declaration of Trust, the Board of Trustees has, by resolution duly adopted on July 30, 2024, authorized the issuance of preferred shares, no par value per share, classified as Preferred Shares with a liquidation preference of $100,000 per share in such one or more series as may be authorized and issued from time to time; and

SECOND: The preferences (including liquidation preference), voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, of the Series A Preferred Shares designated below are as follows or as set forth in an amendment or supplement hereto.

DESIGNATION OF SERIES A SHARES

Series A: A series of preferred shares, no par value per share, liquidation preference $100,000 per share, is hereby authorized and designated “Series A Preferred Shares,” also referred to herein as “Series A Shares,” and references to “such series” with respect to the Series A Shares shall be interpreted as references to “shares of such series,” as the context may require. Each Series A Share shall be issued on a date determined by the Board of Trustees of the Fund or pursuant to their delegated authority; and have such other preferences, voting powers, limitations as to dividends, qualifications and terms and conditions of redemption, in addition to those required by applicable law or as set forth in the Declaration (as defined below), as set forth in this Statement (as defined below), as amended or supplemented. The Fund initially shall designate in Appendix A hereto the additional or different terms and conditions to apply to the Series A Shares for a period commencing on the effective date of this Statement and ending not later than the Term Redemption Date (as defined below), referred to herein as the “Initial Mode.” In accordance with the terms and conditions set forth in Section 3 below and, as applicable, Appendix A or any other Supplement (as defined below) hereto as then in effect, the Fund, by means of a further Supplement, may establish a new Mode (as defined below) or, if applicable, extend any Mode to a date not later than the Term Redemption Date, and, if the Initial Mode or any subsequent Mode (in each case, as it may be extended) is designated to end on a date earlier than the Term Redemption Date (including through an optional or accelerated expiration), shall use its reasonable best efforts, to the extent that it can do so on a commercially reasonable basis, to extend such Mode or establish a new Mode to succeed such Mode then in effect for the Series A Shares. In the Supplement for any Mode or Mode extension, the Fund may designate different or additional terms and conditions for the Series A Shares, subject to Section 3(e) of this Statement and the applicable Supplement.

The number of Series A Shares which the Board of Trustees has initially authorized for issuance is 500. The Board of Trustees may, from time to time, authorize the issuance of additional Series A Shares in accordance with the terms hereof. The Series A Shares shall constitute a separate series of preferred shares of the Fund and each Series A Share shall be identical.

DEFINITIONS

The following terms shall have the following meanings (with terms defined in the singular having comparable meanings when used in the plural and vice versa), unless the context otherwise requires:

(a) “Agent Member” means a Person with an account at the Securities Depository that holds one or more Series A Shares through the Securities Depository, directly or indirectly, for a Beneficial Owner and that will be authorized and instructed, directly or indirectly, by a Beneficial Owner to disclose information to the Remarketing Agent, if any, and the Tender and Paying Agent with respect to such Beneficial Owner.

(b) “Approved Pricing Service” means any of the following pricing services: (x) for Loan Assets, S&P Capital IQ Pro (formerly IHS MarkIt and previously LoanX Mark-It Partners) or LSEG Data & Analytics (formerly Refinitiv Loan Pricing Corporation) and (y) for Bond Assets, ICE Data Services (formerly Interactive Data Corporation) or Thomson Reuters Pricing Service, or such other nationally recognized independent third-party pricing services approved by the Board of Trustees and which is a pricing service approved for the purpose of preparation of “Valuation Statements” pursuant to the terms of the Credit Facility.

(c) “Asset Coverage” means asset coverage, as defined in Section 18(h) of the 1940 Act as of the effective date of this Statement, of at least 200% or such higher percentage as required and specified in the Supplement for the Mode then in effect, but, in any event, not more than 250%, with respect to all outstanding senior securities of the Fund which are stock, including all Outstanding Series A Shares (or, in each case, if higher, such other asset coverage as may in the future be specified in or under the 1940 Act as the minimum asset coverage for senior securities which are shares of stock of a closed-end investment company as a condition of declaring dividends on its common shares or stock).

(d) “Beneficial Owner” means a Person to the extent such Person is at any time the beneficial owner of Series A Shares, in whose name Series A Shares are recorded as beneficial owner of such Series A Shares by the Securities Depository, an Agent Member or other securities intermediary on the records of such Securities Depository, Agent Member or securities intermediary, as the case may be, or such Person’s subrogee.

(e) “Board of Trustees” means the Board of Trustees of the Fund or any duly authorized committee thereof.

(f) “Bond Assets” means any debt security (that is not a loan) that is issued by a corporation, limited liability company, partnership or trust and which is acquired by the Fund.

(g) “Business Day” means a day (a) other than a day on which commercial banks in The City of New York, New York are required or authorized by law or executive order to close and (b) on which the New York Stock Exchange is not closed.

(h) “Code” means the Internal Revenue Code of 1986, as amended.

(i) “Common Shares” means the common shares of beneficial interest, no par value per share, of the Fund.

(j) “Credit Facility” means the secured revolving credit facility agreement, dated as of July 11, 2023, as amended, among Société Générale and The Toronto-Dominion Bank, acting through its New York branch, and the Fund, as borrower, as it may be amended or modified from time to time, or any replacement or subsequent credit facility of the Fund as borrower.

(k) “Custodian” means a bank, as defined in Section 2(a)(5) of the 1940 Act, that has the qualifications prescribed in paragraph 1 of Section 26(a) of the 1940 Act, or such other entity as shall be providing custodian services to the Fund as permitted by the 1940 Act or any rule, regulation, or order thereunder, and shall include, as appropriate, any similarly qualified sub-custodian duly appointed by the Fund.

(l) “Date of Original Issue,” with respect to any Series A Share, means the date on which the Fund initially issued such Series A Share.

(m) “Declaration” means the Fourth Amended and Restated Agreement and Declaration of Trust of the Fund, as it may be amended from time to time in accordance with the provisions thereof.

(n) “Deposit Securities” means, as of any date, any United States dollar-denominated security or other investment of a type described below that either (i) is a demand obligation payable to the holder thereof on any Business Day or (ii) has a maturity date, mandatory redemption date or mandatory payment date, on its face or at the option of the holder, preceding the relevant payment date in respect of which such security or other investment has been deposited or set aside as a Deposit Security:

(1) cash or any cash equivalent;

(2) any U.S. Government Security;

(3) any investment in any money market fund registered under the 1940 Act that qualifies under Rule 2a-7 under the 1940 Act, or similar investment vehicle described in Rule 12d1- 1(b)(2) under the 1940 Act, that invests principally in U.S. Government Securities; or

(4) any letter of credit from a bank or other financial institution that has a credit rating from at least one NRSRO that is the highest applicable rating generally ascribed by such NRSRO to bank deposits or short-term debt of banks or other financial institutions as of the date of this Statement (or such rating’s future equivalent).

(o) “Dividend Payment Date” has the meaning set forth in paragraph (c) of Section 2 of this Statement.

(p) “Dividend Period” has the meaning set forth in the Supplement for the Mode then in effect.

(q) “Dividend Rate” has the meaning set forth in paragraph (d)(i) of Section 2 of this Statement.

(r) “Electronic Means” means email transmission, facsimile transmission or other similar electronic means of communication providing evidence of transmission (but excluding online communications systems covered by a separate agreement) acceptable to the sending party and the receiving party, in any case if operative as between the relevant two parties, or, if not operative, by telephone (promptly confirmed by any other method set forth in this definition), which, in the case of notices to the Tender and Paying Agent, shall be sent by such means as set forth in the Tender and Paying Agent Agreement or as specified in the related notice.

(s) “Exchange Act” means the U.S. Securities Exchange Act of 1934, as amended.

(t) “Fitch” means Fitch Ratings, a part of the Fitch Group, which is a majority-owned subsidiary of Fimalac, S.A. and its successors.

(u) “Holder” means a Person in whose name a Series A Share is registered in the registration books of the Fund maintained by the Tender and Paying Agent.

(v) “Initial Mode” has the meaning set forth in “Designation of Series A Shares” above.

(w) “Investment Adviser” means Invesco Advisers, Inc., any successor company or entity or any registered investment adviser controlling, controlled by or under common control with Invesco Advisers, Inc.

(x) “Liquidity Account” has the meaning set forth in paragraph (k)(i) of Section 9 of this Statement.

(y) “Liquidity Account Investments” means (a) any Deposit Security or any other security or investment owned by the Fund that is rated at least B2 or the equivalent rating by each NRSRO then rating such security or investment, or, if unrated, judged to be of comparable quality by the Investment Adviser or (b) as may otherwise be agreed with the Liquidity Provider, if any.

(z) “Liquidation Preference,” with respect to a given number of Series A Shares, means $100,000 times that number.

(aa) “Liquidity Provider” means the Person, if any, designated as Liquidity Provider in or pursuant to the applicable Supplement.

(bb) “Liquidity Requirement” has the meaning set forth in paragraph (k)(ii) of Section 9 of this Statement.

(cc) “Loan Assets” means any commercial loan which (a) is acquired by the Fund, (b) is not a Bond Asset and (c) is issued or made pursuant to an underlying instrument.

(dd) “Market Value” of any asset of the Fund means (i) the indication of value thereof determined by an Approved Pricing Service or (ii) in respect of an Internally Priced Asset, the indication of value thereof determined by Lincoln Partners Advisors LLC or the Investment Adviser or any of its affiliates. The Approved Pricing Service values portfolio securities at the mean between the quoted bid and asked price or the yield equivalent when quotations are readily available. Securities for which quotations are not readily available are valued at fair value as determined by the Approved Pricing Service using methods which include consideration of: yields or prices of assets of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The Approved Pricing Service may employ electronic data processing techniques or a matrix system, or both, to determine valuations.

(ee) “Mode” means the Initial Mode or any subsequent Mode, including any extension thereof, for which terms and conditions of the Series A Shares are designated pursuant to Section 3 of this Statement and the Supplement in effect at the time of designation of such subsequent Mode or any Mode extension and set forth in a further Supplement hereto.

(ff) “Moody’s” means Moody’s Investors Service, Inc., a Delaware corporation, and its successors.

(gg) “1940 Act” means the U.S. Investment Company Act of 1940, as amended.

(hh) “Notice of Redemption” has the meaning specified in paragraph (c) of Section 9 of this Statement.

(ii) “NRSRO” means a “nationally recognized statistical rating organization” within the meaning of Section 3(a)(62) of the Exchange Act that is not an “affiliated person” (as defined in Section 2(a)(3) of the 1940 Act) of the Fund or the Liquidity Provider, if any, including without limitation, at the date hereof, Moody’s, S&P and Fitch.

(jj) “Optional Redemption Premium,” if any, has the meaning if and as set forth in the Supplement for the Mode then in effect.

(kk) “Outstanding” means, as of any date with respect to Preferred Shares of any series, the number of shares of such series theretofore issued by the Fund except, without duplication, (i) any shares of such series theretofore exchanged, redeemed or cancelled or delivered to the Tender and Paying Agent (or other relevant tender and paying agent) for cancellation or redemption by the Fund, (ii) any shares of such series with respect to which, in the case of Series A Shares, the Fund has given a Notice of Redemption and irrevocably deposited with the Tender and Paying Agent sufficient Deposit Securities to redeem such Series A Shares, pursuant to Section 9 of this Statement or, in the case of Preferred Shares of any other series, the Fund has taken the equivalent action under the statement applicable to such shares, (iii) any shares of such series of which the Fund is Beneficial Owner, and (iv) any shares of such series represented by any certificate in lieu of which a new certificate has been executed and delivered by the Fund.

(ll) “Person” means and includes an individual, a partnership, a corporation, a limited liability company, a trust, an unincorporated association, a joint venture or other entity or a government or any agency or political subdivision thereof.

(mm) “Preferred Shares” means the preferred shares of the Fund, including the Series A Shares.

(nn) “Rating Agency” means each NRSRO, if any, then providing a rating for the Series A Shares pursuant to the request of the Fund.

(oo) “Redemption Date” means the Term Redemption Date and any redemption dates for optional or mandatory redemption otherwise provided in the Supplement for the Mode then in effect.

(pp) “Redemption Price” means the applicable redemption price specified in, or in the applicable Supplement for the Mode then in effect for purposes of redemption of Series A Shares pursuant to, paragraph (a) or (b) of Section 9 of this Statement and the applicable Supplement.

(qq) “Remarketing Agent” means any entity appointed as such with respect to Series A Shares by a resolution of the Board of Trustees and any additional or successor companies or entities appointed by the Board of Trustees which have entered into a Remarketing Agreement with the Fund.

(rr) “Remarketing Agreement” means the Remarketing Agreement, if any, with respect to the Series A Shares, between the Fund and the Remarketing Agent and any other party thereto, as amended, modified or supplemented from time to time, or any similar agreement with a successor Remarketing Agent.

(ss) “S&P” means S&P Global Ratings, a Division of S&P Global Inc., and its successors. (tt) “SEC” means the U.S. Securities and Exchange Commission.

(uu) “Securities Act” means the U.S. Securities Act of 1933, as amended.

(vv) “Securities Depository” means The Depository Trust Company, New York, New York, and any substitute for or successor to such securities depository that shall maintain a book-entry system with respect to the Series A Shares.

(ww) “Statement” means this statement establishing and fixing the rights and preferences of Series A Preferred Shares, as it may be amended or supplemented from time to time in accordance with the provisions hereof, including by any Supplement hereto relating to the Mode then in effect.

(xx) “Supplement” means Appendix A to this Statement and any further supplement hereto entered into in accordance with the provisions of this Statement for the purpose of designating or extending a Mode pursuant to Section 3 of this Statement.

(yy) “Tender and Paying Agent” means Deutsche Bank Trust Company Americas, or any successor Person, which has entered into an agreement with the Fund to act in such capacity as the Fund’s tender agent, transfer agent, registrar, dividend disbursing agent, paying agent, redemption price disbursing agent and calculation agent in connection with the payment of regularly scheduled dividends with respect to the Series A Shares.

(zz) “Tender and Paying Agent Agreement” means the Tender and Paying Agent Agreement with respect to the Series A Shares, dated as of October 24, 2024, between the Fund and the Tender and Paying Agent, as amended, modified or supplemented from time to time, or any similar agreement with a successor Tender and Paying Agent.

(aaa) “Term Redemption Date” means November 1, 2034.

(bbb) “U.S. Government Securities” means direct obligations of the United States or of its agencies or instrumentalities that are entitled to the full faith and credit of the United States and that, other than United States Treasury Bills, provide for the periodic payment of interest and the full payment of principal at maturity or call for redemption.

(ccc) “Voting Period” has the meaning specified in paragraph (b)(i) of Section 4 of this Statement.

1. Number of Authorized Shares; Ranking; Preemptive Rights; Effectiveness

(a) The initial number of authorized shares constituting Series A is as set forth above under the title “Designation of Series A Shares.”

(b) The Series A Shares shall rank on a parity with each other and with shares of any other series of Preferred Shares as to the payment of dividends by the Fund and as to the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund.

(c) No Holder of Series A Shares shall have, solely by reason of being such a Holder, any preemptive or other right to acquire, purchase or subscribe for any Preferred Shares, including Series A Shares, or Common Shares or other securities of the Fund which the Fund may hereafter issue or sell.

(d) The effective date of this Statement is October 24, 2024.

2. Dividends.

(a) Cumulative Cash Dividends. The Holders of Series A Shares shall be entitled to receive, when, as and if declared by the Board of Trustees, out of funds legally available therefor in accordance with the Declaration and applicable law, cumulative cash dividends at the Dividend Rate for the Series A Shares determined as set forth in the Supplement for the Mode then in effect, and no more, payable on the Dividend Payment Dates with respect to the Series A Shares as set forth in the Supplement for the Mode then in effect, as provided in paragraph (c) below. Holders of Series A Shares shall not be entitled to any dividend, whether payable in cash, property or shares, in excess of full cumulative dividends, as herein provided, on Series A Shares. No interest, or sum of money in lieu of interest, shall be payable in respect of any dividend payment or payments on Series A Shares which may be in arrears, and no additional sum of money shall be payable in respect of such arrearage.

(b) Dividends Cumulative from Date of Original Issue. Dividends on the Series A Shares shall be declared daily and accumulate at the applicable Dividend Rate for the Series A Shares from the Date of Original Issue thereof.

(c) Dividend Payment Dates. The dividend payment dates (each, a “Dividend Payment Date”) with respect to the Series A Shares shall be as provided in the Supplement for the Mode then in effect.

(d) Dividend Rates and Calculation of Dividends.

(i) Applicable Rates. The dividend rate or rates (in each case, the “Dividend Rate”) on the Series A Shares shall be as provided in the Supplement for the Mode then in effect.

(ii) Calculation of Dividends. The amount of dividends per share payable on the Series A Shares on any Dividend Payment Date shall equal the sum of the dividends accumulated but not yet paid for the related Dividend Period or Dividend Periods (or applicable portion thereof). The amount of dividends accumulated shall be computed as provided in the Supplement for the Mode then in effect.

(e) Dividends Paid to Holders. Dividends on the Series A Shares shall be paid to the Holders thereof as provided in the Supplement for the Mode then in effect.

(f) Dividends Credited Against Earliest Accumulated But Unpaid Dividends. Any dividend payment made on Series A Shares that is insufficient to cover the entire amount of dividends payable shall first be credited against the earliest accumulated but unpaid dividends due with respect to such shares. Dividends in arrears for any past Dividend Period may be declared (to the extent not previously declared as required under paragraph (b) above) and paid at any time, without reference to any regular Dividend Payment Date, to the Holders as their names appear on the record books of the Fund on such date, not exceeding 15 days preceding the payment date thereof, as may be fixed by the Board of Trustees.

3. Designation of Modes.

(a) Initial Mode and Subsequent Modes. The additional or different terms and conditions applicable to the Series A Shares in the Initial Mode effective on the effective date of this Statement are as set forth in the Supplement attached as Appendix A hereto. The additional or different terms and conditions applicable to the Series A Shares in any subsequent Modes or extensions of any Mode will be set forth in future new or amended Supplements effective on the dates set forth in any such new or amended Supplements.

(b) Designation of Change in or Extension of Mode. The Fund, at its option, may change the terms of or extend the Mode then in effect or, if applicable, designate a new Mode for the Series A Shares in accordance with the terms and subject to the conditions of this Statement and the Supplement for the Mode then in effect.

(c) Notices in Respect of Mode Designation or Extension. The Fund shall deliver a notice of Mode designation or extension or proposed Mode designation or extension as specified in and otherwise in accordance with the Supplement that designated the Mode being succeeded or extended.

(d) Designation of Mode Provisions. In connection with any Mode designated or extended pursuant to this Section 3, the Fund, subject to compliance with paragraph (e) below, without the vote or consent of any Holder of Series A Shares, may (i) provide in the Supplement for such Mode for provisions relating solely to such Mode that differ from those provided in this Statement or any other Supplement, including, but not limited to, with respect to optional tender provisions, mandatory tender provisions, a liquidity facility or other credit enhancement, mandatory purchase provisions, the dividend rate setting provisions (including as to any maximum rate), and, if the dividend may be determined by reference to an index, formula or other method, the manner in which it will be determined, redemption provisions and modified or new definitions, and (ii) subject to any restrictions on modification specifically set forth in such Supplement for a Mode then in effect, modify such Supplement then in effect to provide for optional tender provisions, and/or mandatory tender provisions, a liquidity facility or other credit enhancement, and other provisions. Extension of any Mode, and the modification of any provisions relating to such Mode, shall be subject to any restrictions on extension or modification set forth herein or in the Supplement for such Mode.

(e) Modification of Statement in a Supplement Designating Mode Provisions. Subject to the following provisions of this Section 3(e), the terms and conditions of the Series A Shares set forth in a Supplement for such Shares supersede the terms and conditions of this Statement, to the extent inconsistent therewith. Notwithstanding paragraph (d) above and the preceding sentence, no Supplement adopted in accordance with paragraph (d) above shall modify the terms of Section 1, this Section 3(e), Section 4, Section 7, Section 9(b)(i), Section 10 or Section 11(a) of this Statement. Furthermore, subject only to the immediately preceding sentence, for purposes of any provision of this Statement that purports to limit the right of the Fund or the Board of Trustees to take any action with respect to this Statement or the Series A Shares, no terms or conditions adopted for a Mode shall be considered to affect the rights and preferences of the Series A Shares or any Holder or Beneficial Owner thereof as in effect for any preceding or succeeding Mode. The provisions of this Section 3 are subject to the further restriction that no Mode may be designated to end, or extended to end, on a date later than the Term Redemption Date.

4. Voting Rights.

(a) One Vote Per Series A Share. Except as otherwise provided in the Declaration or as otherwise required by law, (i) each Holder of Series A Shares shall be entitled to one vote for each Series A Share held by such Holder on each matter submitted to a vote of shareholders of the Fund, and (ii) the holders of Outstanding Preferred Shares, including each Series A Share, and of Common Shares shall vote together as a single class; provided, however, that the holders of Outstanding Preferred Shares, including Series A Shares, voting as a class, to the exclusion of the holders of all other securities and classes of shares of beneficial interest of the Fund, shall be entitled to elect two trustees of the Fund at all times, each Preferred Share, including each Series A Share, entitling the holder thereof to one vote. Subject to paragraph (b) of this Section 4, the holders of outstanding Common Shares and Preferred Shares, including Series A Shares, voting together as a single class, shall elect the balance of the trustees.

(b) Voting for Additional Trustees.

(i) Voting Period. During any period in which any one or more of the conditions described in subparagraphs (A) or (B) of this paragraph (b)(i) shall exist (such period being referred to herein as a “Voting Period”), the number of trustees constituting the Board of Trustees shall be automatically increased by the smallest number that, when added to the two trustees elected exclusively by the holders of Preferred Shares, including Series A Shares, would constitute a majority of the Board of Trustees as so increased by such smallest number; and the holders of Preferred Shares, including Series A Shares, shall be entitled, voting as a class on a one-vote-per-share basis (to the exclusion of the holders of all other securities and classes of shares of beneficial interest of the Fund), to elect such smallest number of additional trustees, together with the two trustees that such holders are in any event entitled to elect. A Voting Period shall commence:

(A) if at the close of business on any Dividend Payment Date accumulated dividends (whether or not earned or declared) on any Outstanding Preferred Shares, including Series A Shares, equal to at least two full years’ dividends shall be due and unpaid and sufficient cash or specified securities shall not have been deposited with the Tender and Paying Agent for the payment of such accumulated dividends; or

(B) if at any time holders of Preferred Shares are entitled under the 1940 Act to elect a majority of the trustees of the Fund. A Voting Period shall terminate upon all of the foregoing conditions ceasing to exist.

Upon the termination of a Voting Period, the voting rights described in this paragraph (b)(i) shall cease, subject always, however, to the revesting of such voting rights in the holders of Preferred Shares upon the further occurrence of any of the events described in this paragraph (b)(i).

(ii) Notice of Special Meeting. As soon as practicable after the accrual of any right of the holders of Preferred Shares to elect additional trustees as described in paragraph (b)(i) of this Section 4, the Fund shall call a special meeting of such holders, and the Fund shall mail a notice of such special meeting to such holders, such meeting to be held not less than ten (10) nor more than twenty (20) calendar days after the date of mailing of such notice. If a special meeting is not called by the Fund, it may be called by any such holder on like notice. The record date for determining the holders entitled to notice of and to vote at such special meeting shall be the close of business on the fifth Business Day preceding the day on which such notices is mailed. At any such special meeting and at each meeting of holders of Preferred Shares held during a Voting Period at which trustees are to be elected, such holders, voting together as a class (to the exclusion of the holders of all other securities and classes of shares of beneficial interest of the Fund), shall be entitled to elect the number of trustees prescribed in paragraph (b)(i) of this Section 4 on a one-vote-per-share basis.

(iii) Terms of Office of Existing Trustees. The terms of office of all persons who are trustees of the Fund at the time of a special meeting of Holders and holders of other Preferred Shares to elect trustees shall continue, notwithstanding the election at such meeting by the Holders and such other holders of other Preferred Shares of the number of trustees that they are entitled to elect, and the persons so elected by the Holders and such other holders of other Preferred Shares, together with the two incumbent trustees elected by the Holders and such other holders of other Preferred Shares and the remaining incumbent trustees elected by the holders of the Common Shares and Preferred Shares, shall constitute the duly elected trustees of the Fund.

(iv) Terms of Office of Certain Trustees to Terminate Upon Termination of Voting Period. Simultaneously with the termination of a Voting Period, the terms of office of the additional trustees elected by the Holders and holders of other Preferred Shares pursuant to paragraph (b)(i) of this Section 4 shall terminate, the remaining trustees shall constitute the trustees of the Fund and the voting rights of the Holders and such other holders to elect additional trustees pursuant to paragraph (b)(i) of this Section 4 shall cease, subject to the provisions of the last sentence of paragraph (b)(i) of this Section 4.

(c) Holders of Series A Shares to Vote on Certain Other Matters.

(i) Certain Amendments Requiring Approval of Series A Shares. Except as otherwise permitted by the terms of this Statement including, without limitation, Section 3 hereof, so long as any Series A Shares are Outstanding, the Fund shall not, without the affirmative vote or consent of the Holders of at least a majority of the Series A Shares Outstanding at the time, voting together as a separate class, amend, alter or repeal the provisions of the Declaration or this Statement, whether by merger, consolidation or otherwise, (x) to modify the terms of Section 1, Section 3(e), Section 7, Section 9(b)(i), Section 10 or Section 11(a) of this Statement or (y) so as to materially and adversely affect any preference, right or power of such Series A Shares or the Holders thereof; provided, however, that (i) a change in the capitalization of the Fund in accordance with Section 8 hereof shall not be considered to materially and adversely affect the rights and preferences of the Series A Shares, (ii) a division of a Series A Share shall be deemed to materially and adversely affect such preferences, rights or powers only if the terms of such division materially and adversely affect the Holders of the Series A Shares and (iii) a Supplement establishing terms and conditions for a new Mode in accordance with Section 3 hereof or a modification of a Supplement then in effect in accordance with the terms of Section 3(d) hereof shall not be considered to materially and adversely affect the rights and preferences of the Series A Shares. For purposes of the foregoing, no other matter shall be deemed to materially and adversely affect any preference, right or power of a Series A Share or the Holder thereof unless such matter (i) reduces or abolishes any preferential right of such Series A Share or (ii) reduces or abolishes any right in respect of redemption of such Series A Share applicable to the Mode then in effect (other than solely as a result of a division of a Series A Share or as provided in the Supplement designating such Mode in accordance with Section 3 hereof). So long as any Series A Shares are Outstanding, the Fund shall not, without the affirmative vote or consent of at least 66 2⁄3% of the Holders of the Series A Shares Outstanding at the time, voting as a separate class, file a voluntary application for relief under federal bankruptcy law or any similar application under state law for so long as the Fund is solvent and does not foresee becoming insolvent. Additionally, notwithstanding the foregoing, (1) (x) no extension of the Term Redemption Date or (y) reduction or repeal of the Liquidation Preference of the Series A Shares that adversely affects the rights of the Holders of the Series A Shares relative to each other or any other shares of the Fund shall be effected without, in each case, the prior unanimous vote or consent of the Holders of the Series A Shares, and (2) with respect to a Supplement then in effect, no change reducing the amount or extending the timing of any payment due on the Series A Shares other than in accordance with the terms of such Supplement, or to the obligation of the Fund to (x) pay the Redemption Price on any Redemption Date,

(y) accumulate dividends at the Dividend Rate for, or other required distributions on, the Series A Shares, or

(z) pay the Optional Redemption Premium, if any, shall be effected without, in each case, the prior unanimous vote or consent of the Holders of the Series A Shares in the Mode to which such Supplement relates. No vote of the holders of Common Shares shall be required to amend, alter or repeal the provisions of this Statement including any Supplement hereto.

(ii) 1940 Act Matters. Unless a higher percentage is provided for in the Declaration, the affirmative vote of the holders of at least a “majority of the Outstanding Preferred Shares,” including Series A Shares Outstanding at the time, voting as a separate class, shall be required to approve (A) any conversion of the Fund from a closed-end to an open-end investment company, (B) any plan of reorganization (as such term is used in the 1940 Act) adversely affecting such shares and (C) any other action requiring a vote of security holders of the Fund under Section 13(a) of the 1940 Act. For purposes of the foregoing, “majority of the Outstanding Preferred Shares” means (i) 67% or more of such shares present at a meeting, if the holders of more than 50% of such shares are present or represented by proxy, or (ii) more than 50% of such shares, whichever is less.

(iii) Exclusive Right to Vote on Certain Matters. Except as otherwise required by the 1940 Act, other applicable law or the Declaration, (i) whenever a vote of Holders of Series A Shares is otherwise required by this Statement, Holders of Outstanding Series A Shares will be entitled as a series, to the exclusion of the holders of all other shares, including other Preferred Shares, Common Shares and other classes of shares of beneficial interest of the Fund, to vote on matters affecting Series A Shares only and (ii) Holders of Outstanding Series A Shares will not be entitled to vote on matters affecting any other Preferred Shares that do not adversely affect any of the rights of Holders of Series A Shares, as expressly set forth in the Declaration and this Statement.

(d) Fund May Take Certain Actions Without Shareholder Approval. Notwithstanding the foregoing, nothing in this Section 4 is intended in any way to limit the ability of the Board of Trustees to amend or alter other provisions of this Statement or any Supplement, without the vote, approval or consent of any Holder of Series A Shares, or any other shareholder of the Fund, as otherwise provided in this Statement or any such Supplement; provided, that nothing in this Statement or any Supplement shall be deemed to preclude or limit the right of the Fund (to the extent permitted by applicable law) to contractually agree with any Holder or Beneficial Owner of Series A Shares with regard to any special rights of such Holder or Beneficial Owner with respect to its investment in the Fund.

(e) Voting Rights Set Forth Herein are Sole Voting Rights. Unless otherwise required by law, the Holders of Series A Shares shall not have any voting rights, relative rights or preferences or other special rights other than those specifically set forth herein.

(f) No Preemptive Rights or Cumulative Voting. The Holders of Series A Shares shall have no preemptive rights or rights to cumulative voting.

(g) Sole Remedy for Fund’s Failure to Pay Dividends. In the event that the Fund fails to pay any dividends on the Series A Shares, the sole remedy of the Holders under this Statement, without limitation of any rights to payment of such dividends or other rights under the Declaration, this Statement (including any Supplement hereto) and applicable law, shall be the right to vote for trustees pursuant to the provisions of this Section 4.

(h) Holders Entitled to Vote. For purposes of determining any rights of the Holders to vote on any matter, whether such right is created by this Statement, by the other provisions of the Declaration, by statute or otherwise, no Holder shall be entitled to vote any Series A Share and no Series A Share shall be deemed to be “outstanding” for the purpose of voting or determining the number of shares required to constitute a quorum if, prior to or concurrently with the time of determination of Series A Shares entitled to vote or Series A Shares deemed outstanding for quorum purposes, as the case may be, the requisite Notice of Redemption with respect to such Series A Shares shall have been provided as set forth in paragraph (c) of Section 9 of this Statement and Deposit Securities with a Market Value at least equal to the Redemption Price for the redemption of such shares shall have been deposited in trust with the Tender and Paying Agent for that purpose. Series A Shares owned (legally or beneficially) or controlled by the Fund shall not have any voting rights or be deemed to be outstanding for voting or for calculating the voting percentage required on any other matter or other purposes.

5. Asset Coverage. The Fund shall maintain minimum Asset Coverage as provided in the Supplement applicable to the Mode then in effect.

6. Rating Agencies.

(a) The Fund is not required to maintain any particular short-term or long-term ratings for the Series A Shares, and the Fund, without the vote, approval or consent of any holder of Preferred Shares, including the Series A Shares, or any other shareholder of the Fund, may from time to time adopt, amend, alter or repeal any or all of the definitions contained herein, add covenants and other obligations of the Fund, or confirm the applicability of covenants and other obligations set forth herein, in connection with obtaining, maintaining or changing the rating of any Rating Agency which is then rating the Series A Shares, and any such adoption, amendment, alteration or repeal will not be deemed to affect the preferences, rights or powers of the Series A Shares or the Holders thereof.

(b) The Fund may, at any time, replace a Rating Agency or terminate the services of any Rating Agencies then providing a rating for the Series A Shares without replacement, in either case, without the vote, approval or consent of the Holders of the Series A Shares or other shareholders of the Fund. In the event a Rating Agency ceases to furnish a rating for the Series A Shares or the Fund terminates the services of a Rating Agency then providing a rating for the Series A Shares, such rating, to the extent it would have been taken into account in any of the provisions of the Series A Shares included in this Statement, will be disregarded, and only the ratings of the then-designated Rating Agency or Agencies, if any, will be taken into account.

7. Restrictions on Dividends and Other Distributions.

(a) Dividends on Preferred Shares Other than the Series A Shares. Except as set forth in the next sentence, no dividends and other distributions shall be declared or paid or set apart for payment on the shares of any class or series of shares of beneficial interest of the Fund ranking, as to the payment of dividends, on a parity with the Series A Shares for any period unless full cumulative dividends and other distributions have been or contemporaneously are declared and paid on the shares of each series of Preferred Shares through its most recent dividend payment date. When dividends and other distributions due are not paid in full upon the shares of each series of Preferred Shares through its most recent dividend payment date or upon the shares of any other class or series of shares of beneficial interest of the Fund ranking on a parity as to the payment of dividends with the Series A Shares through their most recent respective dividend payment dates, all dividends declared and paid upon the Series A Shares and any other such class or series of shares of beneficial interest ranking on a parity as to the payment of dividends with the Series A Shares shall be declared and paid pro rata so that the amount of dividends declared and paid per share on the Series A Shares and such other class or series of shares of beneficial interest shall in all cases bear to each other the same ratio that accumulated dividends per share on the Series A Shares and such other class or series of shares of beneficial interest bear to each other (for purposes of this sentence, the amount of dividends declared and paid per Series A Share shall be based on the Dividend Rate for such share for the Dividend Periods during which dividends were not paid in full).

(b) Dividends and Other Distributions With Respect to Common Shares Under the 1940 Act. The Board of Trustees shall not declare or pay any dividend or distribution (except a dividend payable in Common Shares) upon the Common Shares, or purchase or redeem or otherwise acquire for consideration any Common Shares or pay any proceeds of the liquidation of the Fund in respect of any Common Shares, unless in every such case the Preferred Shares have, at the time of any such declaration or purchase, an asset coverage (as defined in and determined pursuant to the 1940 Act) of at least 200% (or such other asset coverage as may in the future be specified in or under the 1940 Act as the minimum asset coverage for senior securities which are shares or stock of a closed-end investment company as a condition of declaring dividends on its common shares or stock) after deducting the amount of such dividend, distribution, redemption or purchase price, as the case may be.

(c) Other Restrictions on Dividends and Other Distributions. For so long as any Series A Share is Outstanding, and except as set forth in paragraph (a) of this Section 7 and paragraph (b) of Section 10 hereof, the Fund shall not declare, pay or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of, or in options, warrants or rights to subscribe for or purchase, Common Shares or other shares, if any, ranking junior to the Series A Shares as to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up) in respect of the Common Shares or any other shares of the Fund ranking junior to or on a parity with the Series A Shares as to the payment of dividends or the distribution of assets upon dissolution, liquidation or winding up, or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares or any other such junior shares (except by conversion into or exchange for shares of the Fund ranking junior to the Series A Shares as to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up), or any such parity shares (except by conversion into or exchange for shares of the Fund ranking junior to or on a parity with the Series A Shares as to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up), unless (i) full cumulative dividends on the Series A Shares through the most recently ended Dividend Period therefor shall have been paid or shall have been declared and sufficient funds for the payment thereof deposited with the Tender and Paying Agent and (ii) the Fund has redeemed the full number of Series A Shares required to be redeemed by any provision for mandatory redemption pertaining thereto.

8. Issuance of Additional Preferred Shares. So long as any Series A Shares are Outstanding, the Fund may, without the vote or consent of the Holders thereof, authorize, establish, create, and issue and sell shares of one or more series of a class of Preferred Shares ranking on a parity with Series A Shares as to the payment of dividends and the distribution of assets upon dissolution, liquidation or the winding up of the affairs of the Fund, in addition to then Outstanding Series A Shares, and authorize, issue and sell additional shares of any such series of Preferred Shares then Outstanding or so established and created, including additional Series A Shares, in each case in accordance with applicable law, provided that the Fund shall, immediately after giving effect to the issuance of such Preferred Shares and to its receipt and application of the proceeds thereof, including to the redemption of Preferred Shares with such proceeds, have at least the Asset Coverage (calculated in the same manner as is contemplated by the Supplement for the Mode then in effect) specified in the Supplement for the Mode then in effect.

9. Redemption.

(a) Optional Redemption. The Series A Shares may be redeemed, at the option of the Fund, on such terms and conditions as are set forth in the Supplement applicable to the Mode then in effect.

(b) Mandatory Redemption.

(i) The Fund shall redeem all Outstanding Series A Shares on the Term Redemption Date, at a redemption price equal to $100,000 per share plus accumulated but unpaid dividends thereon (whether or not earned or declared) to, but excluding, such date.

(ii) The Series A Shares otherwise shall be subject to mandatory redemption by the Fund on such terms and conditions as are set forth in the Supplement applicable to the Mode then in effect.

(c) Notice of Redemption. The Fund will send a notice of redemption (a “Notice of Redemption”) in accordance with the provisions set forth in the Supplement applicable to the Mode then in effect. The Fund may provide in any Notice of Redemption relating to an optional redemption contemplated to be effected pursuant to this Statement that such redemption is subject to one or more conditions precedent not otherwise expressly stated herein and that the Fund shall not be required to effect such redemption unless each such condition has been satisfied at the time or times and in the manner specified in such Notice of Redemption. No defect in the Notice of Redemption or delivery thereof shall affect the validity of redemption proceedings, except as required by applicable law.

(d) No Redemption Under Certain Circumstances. Notwithstanding the other provisions of this Section 9, except as otherwise required by law, the Fund shall not redeem any Series A Shares or other series of Preferred Shares unless all accumulated and unpaid dividends and other distributions on all Outstanding Series A Shares and shares of other series of Preferred Shares for all applicable past Dividend Periods (or the equivalent for other series of Preferred Shares) (whether or not earned or declared by the Fund) (x) shall have been or are contemporaneously paid or (y) shall have been or are contemporaneously declared and Deposit Securities or sufficient funds (in accordance with the terms of such Preferred Shares for the payment of such dividends and other distributions) shall have been or are contemporaneously deposited with the Tender and Paying Agent or other applicable paying agent for such Preferred Shares in accordance with the terms of such Preferred Shares, provided, however, that the foregoing shall not prevent the purchase or acquisition of Outstanding Series A Shares pursuant to an otherwise lawful purchase or exchange offer made on the same terms to Holders of all Outstanding Series A Shares and any other series of Preferred Shares for which all accumulated and unpaid dividends and other distributions have not been paid.

(e) Absence of Funds Available for Redemption. To the extent that any redemption for which a Notice of Redemption has been provided is not made by reason of the absence of legally available funds therefor in accordance with the Declaration and applicable law, such redemption shall be made as soon as practicable to the extent such funds become available. A failure to redeem Series A Shares shall be deemed to exist at any time after the date specified for redemption in a Notice of Redemption when the Fund shall have failed, for any reason whatsoever, to deposit in trust with the Tender and Paying Agent the Redemption Price with respect to any shares for which such Notice of Redemption has been sent; provided, however, that the foregoing shall not apply in the case of the Fund’s failure to deposit in trust with the Tender and Paying Agent the Redemption Price with respect to any shares where (i) the Notice of Redemption relating to such redemption provided that such redemption was subject to one or more conditions precedent and (ii) any such condition precedent shall not have been satisfied at the time or times and in the manner specified in such Notice of Redemption. Notwithstanding the fact that the Fund may not have redeemed Series A Shares for which a Notice of Redemption has been provided, dividends shall be declared and paid on Series A Shares in accordance with and subject to the conditions of this Statement and shall be included in the Redemption Price in respect of those Series A Shares for which a Notice of Redemption has been provided.

(f) Tender and Paying Agent as Trustee of Redemption Payments by Fund. All moneys paid to the Tender and Paying Agent for payment of the Redemption Price of Series A Shares called for redemption shall be held in trust by the Tender and Paying Agent for the benefit of Holders of shares so to be redeemed or returned to the Fund in accordance with paragraph (g) below.

(g) Deposit with the Tender and Paying Agent; Series A Shares for Which Notice of Redemption Has Been Given Are No Longer Outstanding. Provided a Notice of Redemption has been given pursuant to paragraph (c) of this Section 9 in accordance with the Supplement for the Mode then in effect, the Fund shall irrevocably deposit with the Tender and Paying Agent in accordance with the Supplement for the Mode then in effect an aggregate amount of Deposit Securities with a Market Value at least equal to the Redemption Price to be paid on the Redemption Date for the Series A Shares that are subject to such notice. Provided a Notice of Redemption has been given pursuant to paragraph (c) of this Section 9, upon the deposit with the Tender and Paying Agent of Deposit Securities with a Market Value at least equal to the Redemption Price to be paid on the Redemption Date for the Series A Shares that are the subject of such notice, dividends on such shares shall cease to accumulate, except as included in the Redemption Price, and such shares shall no longer be deemed to be Outstanding, for any purpose, and all rights of the Holders of the shares so called for redemption shall cease and terminate, except the right of such Holders to receive the Redemption Price, but without any interest or other additional amount, except as provided in the Supplement for the Mode then in effect. Upon surrender in accordance with the Notice of Redemption of the certificates for any shares so redeemed (properly endorsed or assigned for transfer, if the Board of Trustees shall so require and the Notice of Redemption shall so state), the Redemption Price shall be paid by the Tender and Paying Agent to the Holders of Series A Shares subject to redemption. In the case that fewer than all of the Series A Shares represented by any such certificate are redeemed, a new certificate shall be issued, representing the unredeemed shares, without cost to the Holder thereof. The Fund shall be entitled to receive from the Tender and Paying Agent, promptly after the date fixed for redemption, any Deposit Securities deposited with the Tender and Paying Agent in excess of (i) the aggregate Redemption Price of the Series A Shares called for redemption on such date and (ii) all other amounts to which Holders of Series A Shares called for redemption may be entitled. Any funds so deposited that are unclaimed at the end of 90 days from such Redemption Date shall, to the extent permitted by law, be repaid to the Fund, after which time the Holders of Series A Shares so called for redemption may look only to the Fund for payment of the Redemption Price and all other amounts to which they may be entitled. The Fund shall be entitled to receive, from time to time after the date fixed for redemption, any interest on the funds so deposited.

(h) Compliance With Applicable Law. In effecting any redemption pursuant to this Section 9, the Fund shall use its best efforts to comply with all applicable conditions precedent to effecting such redemption under the 1940 Act and any applicable law, but shall effect no redemption except in accordance with the 1940 Act and any applicable law.

(i) Only Whole Series A Shares May Be Redeemed. In the case of any redemption pursuant to this Section 9, only whole Series A Shares shall be redeemed, and in the event that any provision of the Declaration would require redemption of a fractional share, the Tender and Paying Agent shall be authorized to round up so that only whole shares are redeemed.

(j) Modification of Redemption Procedures. Notwithstanding the foregoing provisions of this Section 9, the Fund may, in its sole discretion, modify the procedures set forth above and in the Supplement with respect to notification of redemption for the Series A Shares, provided that such modification does not materially and adversely affect the Holders of the Series A Shares or cause the Fund to violate any law, rule or regulation; and provided further that no such modification shall in any way alter the obligations of the Tender and Paying Agent without its prior written consent.

(k) Term Redemption Liquidity Account and Liquidity Requirement.

(i) At least six months prior to the Term Redemption Date, the Fund shall cause the Custodian to earmark, by means of appropriate identification on its books and records or otherwise in accordance with the Custodian’s normal procedures, from the other assets of the Fund (a “Liquidity Account”) Liquidity Account Investments with a Market Value equal to at least 120% of the Liquidation Preference of the Outstanding Series A Shares. If, during the six-month period, the aggregate Market Value of the Liquidity Account Investments included in the Liquidity Account as of the close of business on any Business Day is less than 120% of the Liquidation Preference of the Outstanding Series A Shares, then the Fund shall cause the Custodian and the Investment Adviser to take all such necessary actions, including earmarking additional assets of the Fund as Liquidity Account Investments, so that the aggregate Market Value of the Liquidity Account Investments included in the Liquidity Account is at least equal to 120% of the Liquidation Preference of the Outstanding Series A Shares not later than the close of business on the next succeeding Business Day. With respect to assets of the Fund earmarked as Liquidity Account Investments, the Investment Adviser, on behalf of the Fund, shall be entitled to instruct the Custodian on any date to release any Liquidity Account Investments from such earmarking and to substitute therefor other Liquidity Account Investments, so long as (x) the assets of the Fund earmarked as Liquidity Account Investments at the close of business on such date have a Market Value at least equal to 120% of the Liquidation Preference of the Outstanding Series A Shares and (y) the assets of the Fund designated and earmarked as Deposit Securities at the close of business on such date have a Market Value at least equal to the Liquidity Requirement (if any)

determined in accordance with paragraph (ii) below with respect to the Outstanding Series A Shares for such date. The Fund shall cause the Custodian not to permit, and the Fund shall otherwise not permit, any lien, security interest or encumbrance to be created or permitted to exist on or in respect of any Liquidity Account Investments included in the Liquidity Account, other than liens, security interests or encumbrances arising by operation of law and any lien of the Custodian with respect to the payment of its fees or repayment for its advances.

(ii) The Market Value of the Deposit Securities held in the Liquidity Account, from and after the day (or, if such day is not a Business Day, the next succeeding Business Day) preceding the Term Redemption Date specified in the table set forth below, shall not be less than the percentage of the Liquidation Preference for the Outstanding Series A Shares set forth below opposite such day (the “Liquidity Requirement”), but in all cases subject to the cure provisions of subsection (iii) below:

Number of Days Preceding the Term Redemption Date	Market Value of Deposit Securities as Percentage of Liquidation Preference
135	20%
105	40%
75	60%
45	80%
15	100%

(iii) If the aggregate Market Value of the Deposit Securities included in the Liquidity Account as of the close of business on any Business Day is less than the Liquidity Requirement in respect of the Outstanding Series A Shares for such Business Day, then the Fund shall cause the earmarking of additional or substitute Deposit Securities in respect of the Liquidity Account, so that the aggregate Market Value of the Deposit Securities included in the Liquidity Account is at least equal to the Liquidity Requirement for the Outstanding Series A Shares not later than the close of business on the next succeeding Business Day.

(iv) The Deposit Securities included in the Liquidity Account may be applied by the Fund, in its discretion, towards payment of the Redemption Price for the Outstanding Series A Shares. Upon the deposit by the Fund with the Tender and Paying Agent of Deposit Securities having an initial combined Market Value sufficient to effect the redemption of the Outstanding Series A Shares on the Term Redemption Date for the Outstanding Series A Shares, the requirement of the Fund to maintain a Liquidity Account for the Outstanding Series A Shares as contemplated by this Section 9(k) shall lapse and be of no further force and effect.

10. Liquidation Rights.

(a) Distributions Upon Liquidation. Upon the dissolution, liquidation or winding up of the affairs of the Fund, whether voluntary or involuntary, the Holders of Series A Shares then Outstanding shall be entitled to receive and to be paid out of the assets of the Fund available for distribution to its shareholders, before any payment or distribution shall be made on the Common Shares or on any other class of shares of the Fund ranking junior to the Series A Shares upon dissolution, liquidation or winding up, an amount equal to the Liquidation Preference with respect to such shares plus an amount equal to all dividends thereon (whether or not earned or declared) accumulated but unpaid to (but not including) the date of final distribution in same day funds. After the payment to the Holders of the Series A Shares of the full preferential amounts provided for in this paragraph (a), the Holders of Series A Shares as such shall have no right or claim to any of the remaining assets of the Fund.

(b) Pro Rata Distributions. In the event the assets of the Fund available for distribution to the Holders of Series A Shares upon any dissolution, liquidation or winding up of the affairs of the Fund, whether voluntary or involuntary, shall be insufficient to pay in full all amounts to which such Holders are entitled pursuant to paragraph (a) of this Section 10, no such distribution shall be made to the Holders of the Series A Shares or holders of any shares of any other class or series of Preferred Shares ranking on a parity with the Series A Shares with respect to the distribution of assets upon such dissolution, liquidation or winding up unless proportionate distributive amounts shall be paid to the Holders of the Series A Shares, ratably, in proportion to the full distributable amounts for which the Holders of Series A Shares and holders of all such parity shares are respectively entitled upon such dissolution, liquidation or winding up.

(c) Rights of Junior Shares. Subject to the rights of the holders of shares of any other series or class or classes of shares ranking on a parity with the Series A Shares with respect to the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund, after payment shall have been made in full to the Holders of the Series A Shares as provided in paragraph (a) of this Section 10, but not prior thereto, any other series or class or classes of shares ranking junior to the Series A Shares with respect to the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund shall, subject to the respective terms and provisions (if any) applying thereto, be entitled to receive any and all assets remaining to be paid or distributed, and the Holders of the Series A Shares shall not be entitled to share therein.

(d) Certain Events Not Constituting Liquidation. Neither the sale of all or substantially all of the property or business of the Fund, nor the merger, consolidation or reorganization of the Fund into or with any business or statutory trust, corporation or other entity nor the merger, consolidation or reorganization of any business or statutory trust, corporation or other entity into or with the Fund shall be a dissolution, liquidation or winding up, whether voluntary or involuntary, for the purposes of this Section 10.

11. Miscellaneous.

(a) Amendment of or Supplements to this Statement. Subject to Section 4 hereof, in addition to adopting a Supplement or Supplements in accordance with Section 3 hereof, the Board of Trustees may, by resolution duly adopted, without shareholder approval (except as otherwise required by applicable law or any applicable Supplement), amend or supplement this Statement including any Supplement hereto, to (1) provide for the issuance of additional Series A Shares (and terms relating thereto), each such additional Series A Share to be governed by the terms of this Statement as so amended or supplemented, or (2) reflect any amendments or supplements to this Statement including amendments to any Supplement hereto made in accordance with Section 4(c)(i) hereto. Furthermore, subject only to the immediately preceding sentence, for purposes of any provision of this Statement that purports to limit the right of the Fund or the Board of Trustees to take any action with respect to this Statement or the Series A Shares, no amendment or supplement to a Supplement adopted for a Mode shall be considered to affect the rights and preferences of the Series A Shares or any Holder or Beneficial Owner thereof as in effect for any preceding or succeeding Mode.

(b) No Fractional Shares. No fractional Series A Shares shall be issued.

(c) Status of Series A Shares Redeemed, Exchanged or Otherwise Acquired by the Fund. Series A Shares which are redeemed, exchanged or otherwise acquired by the Fund shall return to the status of authorized and unissued Preferred Shares without designation as to series, provided, however, that any Series A Shares which are provisionally delivered by the Fund to or for the account of an agent of the Fund or to or for the account of a purchaser of such Series A Shares, but for which final payment is not received by the Fund, shall return to the status of authorized and unissued Series A Shares.

(d) Treatment of Series A Shares as Stock. Each Holder and Beneficial Owner, by virtue of acquiring Series A Shares or any beneficial interest therein, is deemed to have agreed, for U.S. federal income tax purposes, to treat the Series A Shares as stock in the Fund.

(e) Board of Trustees May Resolve Ambiguities. To the extent permitted by applicable law, without shareholder approval, the Board of Trustees may interpret or adjust the provisions of this Statement to resolve any inconsistency or ambiguity or to remedy any formal defect.

(f) Headings Not Determinative. The headings contained in this Statement are for convenience of reference only and shall not affect the meaning or interpretation of this Statement.

(g) Notices. All notices or communications, unless otherwise specified in the by-laws of the Fund or this Statement, shall be sufficiently given if in writing and delivered in person, by Electronic Means or mailed by first-class mail, postage prepaid. Any notice given to Holders or Beneficial Owners in accordance with the terms hereof or the applicable Supplement will be conclusively presumed to have been duly given, whether or not the Holders or Beneficial Owners receive such notice.

(h) Applicable Law Restrictions. Notwithstanding anything expressed or implied to the contrary in this Statement or any Supplement, all dividends, redemptions and other payments by the Fund on or in respect of the Series A Shares shall be paid only out of legally available funds therefor in respect of shares of the Fund and otherwise in accordance with applicable law.

12. Transfers.

(a) Unless otherwise permitted by the Fund, a Beneficial Owner or Holder may sell, transfer or otherwise dispose of Series A Shares only in whole shares and only as permitted by the terms of the Supplement for the Mode then in effect. The Fund has not registered the Series A Shares under the Securities Act. Accordingly, the Series A Shares are subject to restrictions on transferability and resale and may only be purchased by and sold to persons the seller reasonably believes are “qualified institutional buyers” (as defined in Rule 144A under the Securities Act or any successor provision) in accordance with Rule 144A under the Securities Act or any successor provision or any exemption from registration available and otherwise in accordance with the legend set forth on the face of the Series A Shares and the applicable Supplement.

(b) If at any time the Fund is not furnishing information to the SEC pursuant to Section 13 or 15(d) of the Exchange Act, in order to preserve the exemption for resales and transfers under Rule 144A, the Fund shall furnish, or cause to be furnished, to Holders and Beneficial Owners of Series A Shares and prospective purchasers of Series A Shares, upon request, information with respect to the Fund satisfying the requirements of subsection (d)(4) of Rule 144A.

13. Global Certificate.

So long as any Series A Share shall be represented by one or more global certificates registered in the name of the Securities Depository or its nominee, no registration of transfer of such Series A Share shall be made on the books of the Fund to any Person other than the Securities Depository or its nominee. The foregoing restriction on registration of transfer shall be conspicuously noted on the face or back of the certificates of Series A Shares in such a manner as to comply with the requirements of Section 8-204 of the Uniform Commercial Code as in effect in the State of Delaware, or any successor provisions.

14. Termination. In the event that all of the Series A Shares have been redeemed in accordance with this Statement and the applicable Supplement, all rights and preferences of the Series A Shares established and designated hereunder shall cease and terminate, and all obligations of the Fund under this Statement and the applicable Supplement shall terminate.

[Signature Page Begins on the Following Page]

IN WITNESS WHEREOF, Invesco Senior Income Trust has caused this Statement to be signed as of October 24 2024, in its name and on its behalf by its Assistant Secretary and attested by its Assistant Secretary. Such officers of the Fund have executed this Statement as officers and not individually, and the obligations of the Fund set forth in this Statement are not binding upon any such officers, or the trustees of the Fund or shareholders of the Fund, individually, but are binding only upon the assets and property of the Fund.

INVESCO SENIOR INCOME TRUST

By:	/s/ Sean Ryan
Name: Sean Ryan
Title: Assistant secretary

ATTEST:

/s/ Alissa clare
Name: Alissa clare
Title: Assistant secretary

Signature Page to Statement (VVR Series A)